FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK AND CONCENTRATIONS OF CREDIT RISK (Details) (USD $)	Sep. 30, 2014	Sep. 30, 2013
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Loans receivable held for sale	$ 58,139,427	$ 70,473,361
Standby Letters Of Credit [Member]
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Number of letters of credit outstanding	42	47
Letters of credit outstanding	3,100,000	4,000,000
Loan Origination Commitments [Member]
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Financial instruments	167,000,000	144,300,000
Loans committed to be sold	120,100,000	133,400,000
Unused Lines Of Credit [Member] | Commercial Portfolio Segment [Member]
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Financial instruments	156,800,000	148,400,000
Unused Lines Of Credit [Member] | Home Equity Lines of Credit [Member]
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Financial instruments	$ 51,900,000	$ 67,300,000